Business Combination - Additional Information (Details)		2 Months Ended	12 Months Ended
	Feb. 10, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) Acquisition	Mar. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of business acquisitions | Acquisition			0
Sprout Foods, Inc.
Business Acquisition [Line Items]
Minority ownership percentage	49.90%
Sprout Foods, Inc. | Former Controlling Shareholder
Business Acquisition [Line Items]
Minority ownership percentage	39.70%
Sprout Foods, Inc Acquisition
Business Acquisition [Line Items]
Business acquisition, date of acquisition	Feb. 10, 2021
Equity interest acquired	50.10%
Business acquisition, cash transferred	$ 6,000,000
Shares issued as consideration for acquisition | shares	192,617
Pre-consolidation shares | shares	6,741,573
Business acquisition, common shares value	$ 17,595,505
Guaranteeing of note issued	10,000,000
Revenue of acquiree since acquisition date		$ 2,403,074
Net loss of acquiree since acquisition date		2,192,805
Acquisition-related costs		314,122		$ 314,122
Trade accounts receivable, gross		3,826,350		3,826,350
Trade accounts receivable, estimated uncollectible		$ 1,763,577		1,763,577
Sprout Foods, Inc Acquisition | Sprout Call Option
Business Acquisition [Line Items]
Value of asset	$ 5,523,255
Discount rate	8.90%
Market price description	To establish the market price, the multiples selected were 2.3x for revenues and 12.0x for EBITDA, based on analysis of average and median industry multiples, and were adjusted to consider a 20% discount; the multiples to be used as per the contract are 3.0x for revenues and 15.0x for EBITDA, weighted at 50%.
Fair value of asset remeasured			$ 0	5,615,167
(Loss) gain on re-measurement of revaluation of derivatives			$ (5,598,198)	$ 83,428